Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 197,567	$ 95,690
Accounts receivable facility	423,250	351,250
Other financial liabilities	237	958
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	1
Short-term borrowings and other financial liabilities	197,804	96,648
Short Term Borrowings Due To Related Parties Current Acquisitions	161,984	62,342
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 359,788	$ 158,990
General Partner [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate	1.335%